First Trust Growth Strength ETF Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
First Trust Growth Strength ETF | First Trust Growth Strength ETF
Prospectus [Line Items]
Annual Return [Percent]	12.83%	15.87%	33.54%